Derivatives and Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (17,016,000)	$ (6,098,000)	$ 20,279,000
Commodities | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	(17,016,000)	(6,098,000)
Foreign currencies | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	15,801,000	3,027,000
Foreign currencies | Foreign currency gains, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	6,532,000	(3,919,000)
Interest rate | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ 3,535,000	$ (5,132,000)